Intangible Assets (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted average remaining amortization period	11 years 10 months 25 days	10 years 7 months 6 days